Marketable securities (Tables)	12 Months Ended
Dec. 31, 2023
Marketable securities [Abstract]
Marketable Securities Measured at FVOCI

	Year ended December 31,
	2023	2022
Fair value	$’000	$’000
At January 1	85,724	—
Additions	—	84,621
Accrued interest	4,138	858
Interest received	(1,101)	(192)
Fair value movement	(94)	437
At December 31	88,667	85,724

Overall Movement through OCI
Marketable securities had a fair value of $88.7 million at December 31, 2023 (2022: $85.7 million). The impairment loss allowance for expected credit loss (“ECL”) at the reporting date was $0.1 million (2022 $0.1 million). The overall movement through OCI is shown in the table below.

	Year ended December 31,
	2023	2022
	$’000	$’000
Revaluation adjustments	(94)	437
Movement of ECL on assets measured at FVOCI	(1)	121
Fair value movement on marketable securities through OCI	(95)	558